CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares- par value	$ 0.000003125	$ 0.000003125
Ordinary shares- shares authorized	32,000,000,000	32,000,000,000
Ordinary shares, shares issued	19,469,126,956	20,526,017,712
Ordinary shares, shares outstanding	19,469,126,956	20,526,017,712